Expense Example	Oct. 31, 2025 USD ($)
Innovator Equity Dual Directional 10 Buffer ETF - July | Innovator Equity Dual Directional 10 Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Dual Directional 10 Buffer ETF - September | Innovator Equity Dual Directional 10 Buffer ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Dual Directional 10 Buffer ETF - October | Innovator Equity Dual Directional 10 Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Dual Directional 10 Buffer ETF - November | Innovator Equity Dual Directional 10 Buffer ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Dual Directional 15 Buffer ETF - July | Innovator Equity Dual Directional 15 Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Dual Directional 15 Buffer ETF - September | Innovator Equity Dual Directional 15 Buffer ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Dual Directional 15 Buffer ETF - October | Innovator Equity Dual Directional 15 Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Dual Directional 15 Buffer ETF - November | Innovator Equity Dual Directional 15 Buffer ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	$ 252